Morgan Stanley European Equity Fund Inc.

522 Fifth Avenue

New York, NY  10036

April 29, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Larry L. Greene

Re:          Preliminary Proxy Materials for Morgan Stanley European Equity Fund Inc. (the “Fund”)

Dear Mr. Greene:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Stockholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 212.296.6961 (tel) or 646.225.5505 (fax). Thank you.

Very truly yours,
/s/ Joanne Antico
Joanne Antico
Assistant Secretary